Note 10 - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax expense	$ 1,017	$ 642
Deferred income tax (benefit) expense	(123)	18
Total Provision	$ 894	$ 660